Basis of Presentation - Additional Information (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 28, 2012
Variable Interest Entity [Line Items]
Net assets of VIEs (in which the Company has no legal ownership)	$ 79,414	499,102
Exchange rate used for conversion of financial statements from RMB to US dollar			6.2848